Description of business - FY	12 Months Ended
Dec. 31, 2015
Description of business [Abstract]
Description of business
Description of business

Kinsale Capital Group, Inc., a Delaware domiciled insurance holding company, was formed on June 3, 2009 for the purpose of acquiring and managing insurance entities (referred to as “KCGI” or, with its subsidiaries, the “Company”). Prior to September 5, 2014, KCGI was a Bermuda registered holding company, formerly known as Kinsale Capital Group, Ltd. (“KCGL”). Effective September 5, 2014, KCGL was re-domesticated from Bermuda to Delaware. A wholly owned subsidiary of KCGL, Kinsale Capital Group, Inc., which was formed on June 4, 2009 as a U.S. holding company, was immediately merged into the re-domesticated entity and Kinsale Capital Group, Ltd. changed its name to Kinsale Capital Group, Inc. The Company’s wholly-owned subsidiaries are:

•	Kinsale Management, Inc., which is domiciled in Delaware and which provides management services to all of the Company’s subsidiaries; and
•	Kinsale Insurance Company, which is an Arkansas-domiciled excess and surplus lines insurance company authorized to write business in 50 states and the District of Columbia.

On August 21, 2013, KCGI established Aspera Insurance Services, Inc. (“AISI”), an excess and surplus lines insurance broker. AISI is domiciled in Virginia and is licensed in Virginia, Alabama, Connecticut, Delaware, Florida, Georgia, Louisiana, Maine, Maryland, Massachusetts, Mississippi, New Hampshire, New Jersey, North Carolina, Pennsylvania, South Carolina and Texas.